UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          11-09-10
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 73
                                        ---------------

Form 13F Information Table Value Total: 138,950
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               September 30, 2010

                           FORM 13F INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP AGY CORPCOM       COM              02503x105     3469   130550 SH       Sole                                     130550
AMERICAN TEL & TEL CO          COM              00206R102      265     9250 SH       Sole                                       9250
APPLE INC                      COM              037833100      182      642 SH       Sole                                        642
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      417    12000 SH       Sole                                      12000
BARCLAYS BANK PLC IPATHETN 02/ COM              06739f101      422     8650 SH       Sole                                       8650
BIOTECH HLDRS DEP RCPTS        COM              09067d201      562     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      619    47830 SH       Sole                                      47830
BP PRUDHOE BAY RTY TRUNIT BEN  COM              055630107     2387    23100 SH       Sole                                      23100
CF INDUSTRIES HOLDINGS INC     COM              125269100      392     4100 SH       Sole                                       4100
CRUDE CARRIERS CORP COMUSD0.00 COM              y1820x106     2009   111600 SH       Sole                                     111600
CURRENCY SH SWISS FR TR        COM              23129V109     1060    10500 SH       Sole                                      10500
CURRENCYSHARES AUSTRALIAN DLR  COM              23129U101     1038    10700 SH       Sole                                      10700
CURTISS WRIGHT CORP            COM              231561101      615    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     3372   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      266    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      354    18546 SH       Sole                                      18546
EMPIRE DISTRICT ELEC CO        COM              291641108      293    14550 SH       Sole                                      14550
ETFS PHYSICAL PALLADIUM SHARES COM              26923A106      414     7350 SH       Sole                                       7350
ETFS PHYSICAL PLATINUM SHARES  COM              26922V101      454     2750 SH       Sole                                       2750
EXXON MOBIL CORP               COM              30231g102     3254    52655 SH       Sole                                      52655
INVESCO MORTGAGE CAPITALINC CO COM              46131b100     1996    92750 SH       Sole                                      92750
IPATH S&P 500 VIX SH-TM FT     COM              06740C527     4867   281500 SH       Sole                                     281500
ISHARES IBOXX $ INVTOP INVESTG COM              464287242      690     6100 SH       Sole                                       6100
ISHARES MSCI BRAZIL IND FD     COM              464286400      862    11200 SH       Sole                                      11200
ISHARES MSCI SINGAPORE IND FD  COM              464286673      414    31300 SH       Sole                                      31300
ISHARES MSCI SOUTH KOREA IND F COM              464286772      420     7850 SH       Sole                                       7850
ISHARES SILVER TR ISHARES      COM              46428q109     6251   293350 SH       Sole                                     293350
MARKET VECTORS ETF TRGOLD MINE COM              57060u100     4203    75150 SH       Sole                                      75150
MOSAIC COMPANY                 COM              61945A107      403     6850 SH       Sole                                       6850
NATIONAL FUEL GAS CO           COM              636180101     2500    48250 SH       Sole                                      48250
NAVIOS MARITIME PARTNERSL.P. C COM              y62267102     2204   118600 SH       Sole                                     118600
NEWMONT MNG CORP HLDGCO        COM              651639106     4962    79000 SH       Sole                                      79000
NORDIC AMERICAN TANKERSHIPPING COM              g65773106     2007    75000 SH       Sole                                      75000
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     1163    14850 SH       Sole                                      14850
ONEOK INC                      COM              682680103     1968    43700 SH       Sole                                      43700
PINNACLE WEST CAPITAL CORP W/R COM              723484101      303     7350 SH       Sole                                       7350
PROGRESS ENERGY INC            COM              743263105      409     9200 SH       Sole                                       9200
SEADRILL LTD USD2              COM              g7945e105     5917   204100 SH       Sole                                     204100
SILVER WHEATON CORPORATIONCOM  COM              828336107     4377   164250 SH       Sole                                     164250
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417      232     5800 SH       Sole                                       5800
STREETTRACKS GOLD TR           COM              78463V107     2277    17800 SH       Sole                                      17800
TEEKAY TANKERS LTD COMSTK USD0 COM              y8565n102     2076   159600 SH       Sole                                     159600
TELEDYNE INC                   COM              879360105      349     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209      244     4626 SH       Sole                                       4626
VALE S.A. SPONS ADR REPR1 COM  COM              91912e105     1080    34550 SH       Sole                                      34550
VERIZON COMMUNICATIONS         COM              92343v104      619    19000 SH       Sole                                      19000
ATLAS PIPELINE PARTNERSLP UT L MAS              049392103     1004    57250 SH       Sole                                      57250
CHESAPEAKE MIDSTREAM PARTNERSL MAS              16524k108     1066    42150 SH       Sole                                      42150
DORCHESTER MINERALS LP         MAS              25820R105     1332    49518 SH       Sole                                      49518
EL PASO PIPELINE PARTNERSL P C MAS              283702108     3006    93725 SH       Sole                                      93725
ENBRIDGE ENERGY PARTNERS L P   MAS              29250r106     3291    58850 SH       Sole                                      58850
ENERGY TRANSFER PARTNERSLP UT  MAS              29273r109     4227    87550 SH       Sole                                      87550
ENTERPRISE PRODS PARTNERS L P  MAS              293792107     8599   216760 SH       Sole                                     216760
EV ENERGY PARTNERS LPCOM UNITS MAS              26926v107     1644    46875 SH       Sole                                      46875
FIDUCIARY/CLAYMORE MLP OPPTY   MAS              31647Q106      399    20600 SH       Sole                                      20600
INERGY L.P.                    MAS              456615103     1846    46566 SH       Sole                                      46566
KAYNE ANDERSON ENERGY DEV      MAS              48660Q102      242    15050 SH       Sole                                      15050
KAYNE ANDERSON ENERGYTOTAL RET MAS              48660p104      490    18900 SH       Sole                                      18900
KAYNE ANDERSON MLP INVTCO      MAS              486606106      690    26300 SH       Sole                                      26300
KINDER MORGAN ENERGY PARTNERSL MAS              494550106     6912   100900 SH       Sole                                     100900
LEGACY RESVS LP UNIT LTDPARTNE MAS              524707304     1619    65650 SH       Sole                                      65650
LINN ENERGY LLC UNIT REPSTGLTD MAS              536020100     3345   104675 SH       Sole                                     104675
MAGELLAN MIDSTREAM PARTNERSLP  MAS              559080106     3442    66900 SH       Sole                                      66900
MARKWEST ENERGY PARTNERSLP     MAS              570759100     3405    94800 SH       Sole                                      94800
NUSTAR ENERGY L.P              MAS              67058H102     1037    16800 SH       Sole                                      16800
ONEOK PARTNERS L P UNITLTD PAR MAS              68268n103     2323    31000 SH       Sole                                      31000
PENN VA GP HLDGS LP COM UNIT R MAS              70788p105     3528   154350 SH       Sole                                     154350
PLAINS ALL AMERICAN PIPELINELP MAS              726503105     5608    89150 SH       Sole                                      89150
REGENCY ENERGY PART LP COM UNI MAS              75885y107      932    38075 SH       Sole                                      38075
TARGA RES PARTNERS LPCOM UNIT  MAS              87611x105     1986    71475 SH       Sole                                      71475
VANGUARD NAT RES LLC COMUNIT R MAS              92205f106     1801    70750 SH       Sole                                      70750
FLAHERTY & CRUMRINE CLAYMORE P PFD              338478100      329    19500 SH       Sole                                      19500
GREAT PLAINS ENERGY INC        PFD              391164803      212     3350 SH       Sole                                       3350